SCHEDULE OF RESTRICTED CASH (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 1,378	$ 12,105
Frozen Amount [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	1,378	1,463
Security Amount [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash		$ 10,642